Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of property, plant and equipment
Buildings, improvements and leasehold improvements	$ 139,432	$ 127,725
Marine vessels and equipment	417,413	499,398
Machinery and equipment	1,596,580	1,248,318
Automobiles, trucks, tractors and trailers	38,770	31,934
Furniture and fixtures	40,575	35,124
Construction-in-progress	171,108	83,694
Land	29,518	24,223
Oil and gas producing assets	44,109	34,336
Property, plant and equipment, gross	2,477,505	2,084,752
Accumulated depreciation and depletion	(970,137)	(771,602)
Property, plant and equipment, net	$ 1,507,368	$ 1,313,150